Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
6.	REVENUE

Revenue from telecommunications services are subject to VAT and VAT rates applicable to various telecommunications services. The Ministry of Finance and the State Administration of Taxation (“SAT”) of the PRC jointly issued a notice dated April 4, 2018 which stipulates downward adjustments of VAT rate for basic telecommunications services from 11% to 10% and VAT rate for sales of telecommunications products from 17% to 16% from May 1, 2018. The VAT rate for value-added telecommunications services remains at 6%. Basic telecommunications services include business activities for the provision of voice services, and transmission lines usage and associated services etc. Value-added telecommunications services include business activities for the provision of Short Message Service and Multimedia Message Service, broadband and mobile data services, and data and internet application services etc. VAT is excluded from the revenue.

Disaggregation of revenue from customers by major services and products:

	2016 (Note)	2017 (Note)	2018
Voice usage and monthly fees	47,500	39,154	32,486
Broadband and mobile data services	118,209	137,133	148,431
Data and internet application services	17,782	20,074	26,489
Other value-added services	24,187	22,793	24,606
Interconnection fees	14,748	14,233	13,708
Transmission lines usage and associated services	11,618	12,519	14,178
Other services	3,989	3,109	3,785

Total service revenue	238,033	249,015	263,683
Sales of telecommunications products	36,164	25,814	27,194

Total	274,197	274,829	290,877

Include:
Revenue from contracts with customers within the scope of IFRS 15			289,810
Revenue from other sources			1,067

Note: The Group has initially applied IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated and was prepared in accordance with IAS 18, and IAS 11 (see Note 2.2(c)(iii)).

The Group’s revenue is primarily generated from the provision of voice usage, broadband and mobile data services, data and internet application services, other value-added services, transmission lines usage and associated services and sale of telecommunication products. The Group bills the majority of its customers based on a fixed rate and service volume each month, and then has a right to consideration from the customers. Transaction prices that were allocated to unsatisfied performance obligations as of the end of the reporting period are expected to be recognized within one to five years when services are rendered. The Group has applied the practical expedient in paragraph 121 of IFRS 15 and therefore the information about remaining performance obligations is not disclosed for contracts that have an original expected duration of one year or less and also for those performance obligations which are regarded as satisfied as invoiced.